Financial Information - Washington Federal, INC. - Statements of Operations (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Income
Total Income	$ 142,240	$ 137,716	$ 136,198	$ 132,764	$ 132,872	$ 133,735	$ 135,063	$ 135,124	$ 548,918	$ 536,793	$ 530,553
Expense
Income before income taxes	66,969	65,351	62,791	61,105	65,339	65,158	63,222	54,415	256,216	248,134	249,519
Income tax benefit (expense)	(20,865)	(21,239)	(20,721)	(19,859)	(21,115)	(22,154)	(21,499)	(19,317)	(82,684)	(84,085)	(89,203)
NET INCOME	$ 46,104	$ 44,112	$ 42,070	$ 41,246	$ 44,224	$ 43,004	$ 41,723	$ 35,098	173,532	164,049	160,316
Parent Company
Income
Dividends from subsidiary									171,500	148,000	175,000
Total Income									171,500	148,000	175,000
Expense
Miscellaneous									435	435	439
Total expense									435	435	439
Net income (loss) before equity in undistributed net income (loss) of subsidiary									171,065	147,565	174,561
Equity in undistributed net income of subsidiary									2,326	16,336	(14,402)
Income before income taxes									173,391	163,901	160,159
Income tax benefit (expense)									141	148	157
NET INCOME									$ 173,532	$ 164,049	$ 160,316